NOTE 8 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION: Schedule of Financial Income (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Financial Income
	December 31,
	2021	2020

Interest income	6	49
Expense from revaluation of deposits	(3)	(24)
	3	25